Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Aug. 23, 2024	Jul. 11, 2024	Sep. 09, 2024
Subsequent Events [Line Items]
Borrowed amount			$ 3,000,000
Yi Caishen (Xiamen) Trading Co., Ltd. [Member]
Subsequent Events [Line Items]
Percentage of issued share capital		98.00%
Shaorong Zheng [Member]
Subsequent Events [Line Items]
Percentage of issued share capital		98.00%
Common Class A [Member]
Subsequent Events [Line Items]
Issurance of shares	10,000,000	1,000,000
Ordinary shares, par value	$ 0.01	$ 0.01
Price of per share	$ 1
Gross proceeds	$ 10,000,000	$ 1,100,000